Other Assets - Summary Of Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current assets:
Non-trade receivables	$ 4,067	$ 3,448	$ 2,995
Deferred offering costs	2,233	2,093
Executive notes receivable (1)	4,714	4,659
Inventory	430	384	281
Total other current assets	11,444	10,584	3,276
Other assets:
Executive notes receivable (1)			4,452
Security deposit	3,622	3,622	3,457
Corporate tax receivable	1,256	1,256	1,985
Sales tax receivable	5,404	3,042	846
Contract costs	1,575	1,576	1,340
Total other assets	$ 11,857	$ 9,496	$ 12,080